UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       CAPTRUST FINANCIAL ADVISORS
Address    4208 SIX FORKS ROAD, SUITE 1700
           RALEIGH NC 27609


Form 13F File Number:    028-14079
14079

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    DENISE M. BUCHANAN
Title   CHIEF COMPLIANCE OFFICER
Phone   919-870-6822

Signature, Place, and Date of Signing:

/s/ Denise M. Buchanan       Raleigh, North Carolina       August 9, 2012
----------------------       -----------------------       --------------
[Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      67
Form 13F Information Table Value Total:      298,826   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
ISHARES BARCLAYS AGGREGATE     ETF              464287226   121246   1083911 SH                                  0 0        0
JPMORGAN ALERIAN MLP INDEX     ETF              46625H365     1923     48554 SH                                  0 0        0
ALERIAN MLP ETF                ETF              00162Q866       50      3055 SH                                  0 0        0
PIMCO TOTAL RETURN ETF         ETF              72201R775       83       775 SH                                  0 0        0
GUGGENHEIM BULLETSHARES 2015   ETF              18383M423       51      1950 SH                                  0 0        0
ISHARES BARCLAYS 1-3 YEAR CR   ETF              464288646       95       906 SH                                  0 0        0
POWERSHARES DB COMMODITY IND   ETF              73935S105       56      1993 SH                                  0 0        0
IPATH DOW JONES-UBS COMMDTY    ETF              06738C778     1138     26655 SH                                  0 0        0
PROSHARES SHORT DOW30          ETF              74347R701        7       190 SH                                  0 0        0
ISHARES DJ SELECT DIVIDEND     ETF              464287168     2256     39310 SH                                  0 0        0
PROSHARES ULTRASHORT DOW30     ETF              74348A590       12       250 SH                                  0 0        0
SPDR S&P EMERGING MARKETS DI   ETF              78463X533      953     21676 SH                                  0 0        0
ISHARES MSCI EMERGING MKT IN   ETF              464287234      453     11243 SH                                  0 0        0
ISHARES MSCI EAFE INDEX FUND   ETF              464287465    14104    272388 SH                                  0 0        0
WISDOMTREE INDIA EARNINGS      ETF              97717W422        5       301 SH                                  0 0        0
ISHARES MSCI AUSTRALIA INDEX   ETF              464286103       10       421 SH                                  0 0        0
ISHARES MSCI HONG KONG INDEX   ETF              464286871        9       510 SH                                  0 0        0
ISHARES MSCI JAPAN INDEX FD    ETF              464286848       56      6080 SH                                  0 0        0
ISHARES MSCI SINGAPORE         ETF              464286673       14      1042 SH                                  0 0        0
CURRENCYSHARES CANADIAN DOLL   ETF              23129X105       55       554 SH                                  0 0        0
MARKET VECTORS GOLD MINERS     ETF              57060U100       22       505 SH                                  0 0        0
SPDR GOLD TRUST                ETF              78463V107     1185      7581 SH                                  0 0        0
ISHARES S&P GSCI COMMODITY I   ETF              46428R107     1271     38042 SH                                  0 0        0
ISHARES GOLD TRUST             ETF              464285105       71      4503 SH                                  0 0        0
ISHARES COHEN & STEERS RLTY    ETF              464287564       51       640 SH                                  0 0        0
ISHARES DJ US UTILITIES SECT   ETF              464287697      175      1908 SH                                  0 0        0
ISHARES DJ US OIL EQUIP & SV   ETF              464288844       16       301 SH                                  0 0        0
ISHARES S&P 500 INDEX FUND     ETF              464287200      272      1928 SH                                  0 0        0
ISHARES RUSSELL 1000 INDEX     ETF              464287622     1572     20326 SH                                  0 0        0
ISHARES RUSSELL 1000 VALUE     ETF              464287598       44       634 SH                                  0 0        0
ISHARES RUSSELL 1000 GROWTH    ETF              464287614       22       340 SH                                  0 0        0
ISHARES RUSSELL 2000           ETF              464287655      767      9591 SH                                  0 0        0
ISHARES RUSSELL 2000 GROWTH    ETF              464287648       22       235 SH                                  0 0        0
ISHARES RUSSELL MIDCAP INDEX   ETF              464287499      617      5718 SH                                  0 0        0
ISHARES RUSSELL 3000 INDEX     ETF              464287689     5605     67918 SH                                  0 0        0
ISHARES DJ US REAL ESTATE      ETF              464287739    23625    363909 SH                                  0 0        0
ISHARES IBOXX INV GR CORP BD   ETF              464287242     4618     38456 SH                                  0 0        0
SPDR S&P MIDCAP 400 ETF TRST   ETF              78467Y107      690      3955 SH                                  0 0        0
ISHARES S&P 100 INDEX FUND     ETF              464287101       32       500 SH                                  0 0        0
POWERSHARES H/Y EQ DVD ACHIE   ETF              73935X302       26      2700 SH                                  0 0        0
PROSHARES SHORT QQQ            ETF              74347R602        5       200 SH                                  0 0        0
IQ HEDGE MULTI-STRAT TRACKER   ETF              45409B107       20       700 SH                                  0 0        0
PROSHARES ULTRASHORT S&P500    ETF              74347R883       25      1700 SH                                  0 0        0
PROSHARES SHORT S&P500         ETF              74347R503       12       350 SH                                  0 0        0
SPDR NUVEEN BARCLAYS CAPITAL   ETF              78464A425     1064     43547 SH                                  0 0        0
ISHARES BARCLAYS 1-3 YEAR TR   ETF              464287457      254      3004 SH                                  0 0        0
ISHARES SILVER TRUST           ETF              46428Q109       67      2445 SH                                  0 0        0
POWERSHARES S&P 500 LOW VOLA   ETF              73937B779      212      7600 SH                                  0 0        0
SPDR S&P 500 ETF TRUST         ETF              78462F103    87460    623287 SH                                  0 0        0
PROSHARES ULTRASHORT 20+Y TR   ETF              74347R297       14       885 SH                                  0 0        0
ISHARES BARCLAYS TIPS BOND     ETF              464287176    21576    178210 SH                                  0 0        0
ISHARES BARCLAYS 20+ YEAR TR   ETF              464287432     2179     17319 SH                                  0 0        0
US NATURAL GAS FUND LP         ETF              912318201        2        95 SH                                  0 0        0
UNITED STATES OIL FUND LP      ETF              91232N108      181      5180 SH                                  0 0        0
VANGUARD SMALL-CAP GRWTH ETF   ETF              922908595      500      5925 SH                                  0 0        0
VANGUARD SMALL-CAP VALUE ETF   ETF              922908611       15       220 SH                                  0 0        0
VANGUARD CONSUMER STAPLE ETF   ETF              92204A207      148      1650 SH                                  0 0        0
VANGUARD ENERGY ETF            ETF              92204A306       16       150 SH                                  0 0        0
VANGUARD DIVIDEND APPREC ETF   ETF              921908844       65      1115 SH                                  0 0        0
PROSHARES VIX SHORT-TERM       ETF              74347W692       19       750 SH                                  0 0        0
VANGUARD REIT ETF              ETF              922908553      407      6141 SH                                  0 0        0
VANGUARD MID-CAP ETF           ETF              922908629       10       125 SH                                  0 0        0
VANGUARD VALUE ETF             ETF              922908744      353      6155 SH                                  0 0        0
VANGUARD GROWTH ETF            ETF              922908736      775     11018 SH                                  0 0        0
VANGUARD MSCI EMERGING MARKE   ETF              922042858      123      2990 SH                                  0 0        0
IPATH S&P 500 VIX S/T FU ETN   ETF              06740C261        2       125 SH                                  0 0        0
UTILITIES SELECT SECTOR SPDR   ETF              81369Y886       43      1157 SH                                  0 0        0